Filed pursuant to Rule 497
File No. 333-204659

Supplement dated May 13, 2016
to
Prospectus dated January 5, 2016

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This supplement contains information which amends, supplements or modifies certain information contained in the Prospectus of HMS Income Fund, Inc. (the “Company”) dated January 5, 2016 (as supplemented and amended from time to time, the “Prospectus”). This supplement is part of, and should be read in conjunction with, the Prospectus. The Prospectus has been filed with the Securities and Exchange Commission and is available at www.sec.gov or by calling (888) 446-3773. Capitalized terms used in this supplement have the same meanings as in the Prospectus, unless otherwise stated herein.
You should carefully consider the “Risk Factors” beginning on page 30 of the Prospectus before you decide to invest.
This supplement updates the Prospectus as follows: reflects the Company’s entry into: (i) a conditional income incentive fee waiver agreement with the Advisers and (ii) an amendment to the waiver of administrative expenses with the Advisers.
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This supplement amends the Prospectus as follows:

PROSPECTUS SUMMARY

This supplement replaces in its entirety the section entitled “Prospectus Summary-Management and Incentive Fee Waiver” beginning on page 13 of the Prospectus with the following:

We and our Adviser have entered into two expense support and conditional reimbursement agreements (as amended from time to time, the “2013 and 2014 Expense Reimbursement Agreements”), pursuant to which our Adviser could pay us up to 100% of its operating expenses through December 31, 2015 (an “Expense Support Payment”) in order to achieve a reasonable level of expenses relative to our investment income (the “Operating Expense Objective”). Our board of directors, in its sole discretion, may approve the repayment of unreimbursed Expense Support Payments (a “Reimbursement Payment”) upon a determination by the board of directors that we have achieved the Operating Expense Objective in any quarter following our receipt of an Expense Support Payment. We may reimburse any unreimbursed Expense Support Payments within three years from the date each respective Expense Support Payment was determined. Any Expense Support Payments that remain unreimbursed three years after such payment will be permanently waived.

We and our Advisers have entered into a conditional fee waiver agreement (as amended from time to time, the “Conditional Fee Waiver Agreement”), pursuant to which our Advisers could waive certain fees through December 31, 2015 upon the occurrence of any event that, in our Advisers’ sole discretion, causes such waivers to be deemed necessary. The previously waived fees are potentially subject to repayment by the Company, if at all, within a period not to exceed three years from the date of each respective fee waiver.

We and our Advisers have entered into a conditional income incentive fee waiver agreement (the “2016 Conditional Income Incentive Fee Waiver Agreement”), pursuant to which, for a period from January 1, 2016 through June 30, 2016, our Advisers could waive the “subordinated incentive fee on income,” as such term is defined in the Investment Advisory Agreement, upon the occurrence of any event that, in our Advisers’ sole discretion, causes such waiver to be deemed necessary. The 2016 Conditional Income Incentive Fee Waiver Agreement may require us to repay our Advisers for previously waived reimbursement of Expense Support Payments or waived base management fees or incentive fees under certain circumstances. The previously waived fees are potentially subject to repayment by us, if at all, within a period not to exceed three years from the date of each respective fee waiver. Thus, in any quarter where a surplus exists, that surplus will be available, subject to approval of the board of directors, to reimburse waived fees and Expense Support Payments as follows:

1.	First, to reimburse Expense Support Payments, beginning with the earliest year eligible for reimbursement; and

2.	Second, to reimburse all waived fees, beginning with the earliest year eligible for reimbursement.

Reimbursement of previously waived fees will only be permitted with the approval of our board of directors and if our operating expense ratio is equal to or less than our operating expense ratio at the time the corresponding fees were waived and if the annualized rate of regular cash distributions to stockholders is equal to or greater than the annualized rate of the regular cash distributions at the time the corresponding fees were waived.

For more information on our fee waivers and expense reimbursements, see the section entitled "Investment Advisory and Administrative Services Agreement - Management and Incentive Fee Waiver" included elsewhere in this prospectus.

This supplement replaces in its entirety the section entitled “Prospectus Summary-Administration” on page 15 of the Prospectus with the following:

Pursuant to the Investment Advisory Agreement and Sub-Advisory Agreement, we are required to pay or reimburse the Advisers for administrative services expenses, which include all costs and expenses related to our day-to-day administration and management of the Company not related to advisory services. The Advisers do not earn any profit under their provision of administrative services to the Company. The waiver of reimbursement of administrative services expenses is not subject to future reimbursement.

For more information on our fee waivers and expense reimbursements, see the section entitled "Investment Advisory and Administrative Services Agreement - Management and Incentive Fee Waiver" included elsewhere in this prospectus.

MANAGEMENT’S DISCUSSION AND ANALYSIS OF FINANCIAL CONDITION AND RESULTS OF OPERATIONS

This supplement replaces in its entirety the section entitled “Management’s Discussion and Analysis of Financial Condition and Results of Operations - Overview - Base Management and Incentive Fee, Administrative Services Expense Waiver and Expense Support and Conditional Reimbursement Agreement” beginning on page 54 of the Prospectus with the following:

From time to time, our Advisers may waive certain fees accrued under the Investment Advisory Agreement and the Sub-Advisory Agreement, as applicable, and our Adviser may pay to us Expense Support Payments. We may reimburse such waived fees and Expense Support Payments within three years from the date of each respective fee waiver and from the date that each respective Expense Support Payment was determined. For more information on our fee waivers and expense reimbursements, see the section entitled “Investment Advisory and Administrative Services Agreement - Management and Incentive Fee Waiver” included elsewhere in this prospectus.

INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES AGREEMENT

This supplement replaces in its entirety the section entitled “Investment Advisory and Administrative Services Agreement -Management and Incentive Fee Waiver" beginning on page 107 of the Prospectus with the following:

We and our Adviser have entered into the 2013 and 2014 Expense Reimbursement Agreements, pursuant to which our Adviser could pay an Expense Support Payment in order to achieve the Operating Expense Objective. Our board of directors, in its sole discretion, may approve a Reimbursement Payment upon a determination by the board of directors that we have achieved the Operating Expense Objective in any quarter following our receipt of an Expense Support Payment. We may reimburse any unreimbursed Expense Support Payments within three years from the date each respective Expense Support Payment was determined. Any Expense Support Payments that remain unreimbursed three years after such payment will be permanently waived.

During the year ended December 31, 2014, we received an Expense Support Payment of $328,000, which the Adviser paid to us on October 30, 2014. The Expense Support Payment from the Adviser of $328,000 may be reimbursed by us within a period not to exceed three years, subject to approval by our board of directors. As discussed above, the reimbursement of this Expense Support Payment from us to the Adviser is only permitted after the reimbursement of the Expense Support Payment of $153,000 that was made in 2013. As of December 31, 2014, none of these amounts have been approved for reimbursement by the board of directors.

We and our Advisers have entered into the Conditional Fee Waiver Agreement, pursuant to which our Advisers could waive certain fees through December 31, 2015 upon the occurrence of any event that, in our Advisers’ sole discretion, causes such waivers to be deemed necessary. The previously waived fees are potentially subject to repayment by the Company, if at all, within a period not to exceed three years from the date of each respective fee waiver.

We and our Advisers have entered into the 2016 Conditional Income Incentive Fee Waiver Agreement, pursuant to which, for a period from January 1, 2016 through June 30, 2016, our Advisers could waive the “subordinated incentive fee on income,” as such term is defined in the Investment Advisory Agreement, upon the occurrence of any event that, in our Advisers’ sole discretion, causes such waiver to be deemed necessary. The 2016 Conditional Income Incentive Fee Waiver Agreement may require us to repay our Advisers for previously waived reimbursement of Expense Support Payments or waived base management fees or incentive fees under certain circumstances. The previously waived fees are potentially subject to repayment by us, if at all, within a period not to exceed three years from the date of each respective fee waiver. Thus, in any quarter where a surplus exists, that surplus will be available, subject to approval of the board of directors, to reimburse waived fees and Expense Support Payments as follows:

1.	First, to reimburse Expense Support Payments, beginning with the earliest year eligible for reimbursement; and

2.	Second, to reimburse all waived fees, beginning with the earliest year eligible for reimbursement.

Reimbursement of previously waived fees will only be permitted with the approval of our board of directors and if our operating expense ratio is equal to or less than our operating expense ratio at the time the corresponding fees were waived and if the annualized rate of regular cash distributions to stockholders is equal to or greater than the annualized rate of the regular cash distributions at the time the corresponding fees were waived.

For the years ended December 31, 2015, 2014, and 2013, we incurred base management fees of approximately $15.5 million, $5.6 million, and $779,000, respectively, and our Advisers waived base management fees of $0, $1.8 million and $779,000, respectively. Accordingly, net of waivers, we paid base management fees of approximately $15.5 million for the year ended December 31, 2015, $3.8 million for the year ended December 31, 2014 and no base management fees for the year ended December 31, 2013. For the years ended December 31, 2015, 2014, and 2013, we incurred capital gains incentive fees of approximately $0, $0 and $5,000, respectively, and subordinated incentive fees on income of $2.6 million, $451,000, and $0, respectively. For the years ended December 31, 2015, 2014, and 2013, our Advisers waived capital gains incentive fees of $0, $0 and $5,000, respectively, and subordinated incentive fees on income of $2.6 million, $451,000 and $0, respectively. During the years ended December 31, 2015, 2014 and 2013, we did not record an accrual for any previously waived fees. Any reimbursement of previously waived fees to our Advisers will not be accrued until the reimbursement of the waived fees become probable and estimable, which will be upon approval by our board of directors. To date none of the previously waived fees have been approved by the board of directors for reimbursement.

The table below presents the fees waived by the Advisers and the timing of potential reimbursement of waived fees (dollars in thousands). Previously waived fees will only be reimbursed with the approval of our board of directors and if the "operating expense ratio" (as described in footnote 3 to the table below) is equal to or less than our operating expense ratio at the time the corresponding fees were waived and if the annualized rate of our regular cash distributions to stockholders is equal to or greater than the annualized rate of our regular cash distributions at the time the corresponding fees were waived.

	Management Fee (1)		Subordinated Incentive Fee (1)		Capital Gain Incentive Fee (1)		Expense Support (1)
Quarter Ended	Waivers	Repaid to Adviser (2)	Waivers	Repaid to Adviser (2)	Waivers	Repaid to Adviser (2)	Payments	Repaid to Adviser (2)	Operating Expense Ratio (3)	Annualized Distribution Rate (4)	Eligible to be Repaid Through
6/30/2012	$31	$—	$18	$—	$—	$—	$—	$—	1.35%	7.00%	Expired
9/30/2012	$97	$—	$52	$—	$3	$—	$—	$—	1.97%	7.00%	Expired
12/31/2012	$104	$—	$53	$—	$—	$—	$—	$—	2.96%	7.00%	12/31/2015
3/31/2013	$84	$—	$—	$—	$—	$—	$—	$—	1.86%	7.00%	3/31/2016
6/30/2013	$118	$—	$—	$—	$—	$—	$—	$—	1.36%	7.00%	6/30/2016
9/30/2013	$268	$—	$—	$—	$—	$—	$—	$—	1.22%	7.00%	9/30/2016

	Management Fee (1)		Subordinated Incentive Fee (1)		Capital Gain Incentive Fee (1)		Expense Support (1)
Quarter Ended	Waivers	Repaid to Adviser (2)	Waivers	Repaid to Adviser (2)	Waivers	Repaid to Adviser (2)	Payments	Repaid to Adviser (2)	Operating Expense Ratio (3)	Annualized Distribution Rate (4)	Eligible to be Repaid Through
12/31/2013	$309	$—	$—	$—	$5	$—	$153	$—	0.49%	7.00%	12/31/2016
3/31/2014	$306	$—	$—	$—	$—	$—	$—	$—	1.28%	7.00%	3/31/2017
6/30/2014	$548	$—	$—	$—	$—	$—	$—	$—	1.28%	7.00%	6/30/2017
9/30/2014	$821	$—	$—	$—	$—	$—	$328	$—	1.23%	7.00%	9/30/2017
12/31/2014	$148	$—	$451	$—	$—	$—	$—	$—	1.70%	7.00%	12/31/2017
3/31/2015	$—	$—	$358	$—	$—	$—	$—	$—	1.78%	7.18%	3/31/2018
6/30/2015	$—	$—	$930	$—	$—	$—	$—	$—	1.69%	7.07%	6/30/2018
9/30/2015	$—	$—	$155	$—	$—	$—	$—	$—	2.11%	7.07%	9/30/2018
12/31/2015	$—	$—	$1,159	$—	$—	$—	$—	$—	2.27%	7.78%	12/31/2018

(1)	Fees waived pursuant to the Conditional Fee Waiver Agreement and Expense Support Payments pursuant to the 2013 and 2014 Expense Reimbursement Agreements.

(2)
Subject to the approval of the Company’s board of directors, in future periods, previously waived fees may be paid to the Advisers, if the Company’s cumulative net increase in net assets resulting from operations exceeds the amount of cumulative distributions paid to stockholders. The previously waived fees are potentially subject to repayment by the Company, if at all, within a period not to exceed three years from the date of each respective fee waiver. To date, none of the previously waived fees and Expense Support Payments has been approved for reimbursement by the Company’s board of directors.

(3)
The “Operating Expense Ratio” is calculated on a quarterly basis as a percentage of average net assets and includes all expenses borne by the Company, except for base management and incentive fees and administrative expenses waived by the Advisers and organizational and offering expenses. For the quarter ended December 31, 2013, expenses have been reduced by $153,000, the amount of the Expense Support Payment received in 2013 from the Adviser. For the quarter ended September 30, 2014, expenses have been reduced by $328,000, which Expense Support Payment was received from the Adviser on October 30, 2014.

(4)
“Annualized Distribution Rate” equals $0.00191781 per share, per day. “Annualized Distribution Rate” does not include the special stock dividend paid to stockholders on September 14, 2012 and was based on the Company's offering price per share as of the final day of the quarter.

Pursuant to the Investment Advisory Agreement and Sub-Advisory Agreement, we are required to pay or reimburse the Advisers for administrative services expenses, which include all costs and expenses related to our day-to-day administration and management of the Company not related to advisory services. The Advisers do not earn any profit under their provision of administrative services to the Company. For the years ended December 31, 2015, 2014 and 2013, we incurred, and the Advisers waived the reimbursement of, administrative services expenses of approximately $2.0 million, $1.5 million and $1.0 million, respectively. On May 9, 2016, we and the Advisers agreed to an amendment to the 2014 Expense Reimbursement Agreement, which extended the period for waiver of reimbursement of administrative expenses accrued pursuant to the Investment Advisory Agreement and the Sub-Advisory Agreement from January 1, 2016 through June 30, 2016. The waiver of reimbursement of administrative services expenses is not subject to future reimbursement.

The table below presents the administrative services expenses waived by the Advisers (dollars in thousands).

	Administrative Services
Quarter Ended	Waivers	Repaid to Adviser	Operating Expense Ratio (1)	Annualized Distribution Rate (2)	Eligible to be Repaid Through (3)
6/30/2012	$25	$—	1.35%	7.00%	Not Eligible to be Repaid
9/30/2012	$129	$—	1.97%	7.00%	Not Eligible to be Repaid
12/31/2012	$284	$—	2.96%	7.00%	Not Eligible to be Repaid
3/31/2013	$233	$—	1.86%	7.00%	Not Eligible to be Repaid
6/30/2013	$222	$—	1.36%	7.00%	Not Eligible to be Repaid
9/30/2013	$234	$—	1.22%	7.00%	Not Eligible to be Repaid
12/31/2013	$329	$—	0.49%	7.00%	Not Eligible to be Repaid
3/31/2014	$329	$—	1.28%	7.00%	Not Eligible to be Repaid

	Administrative Services
Quarter Ended	Waivers	Repaid to Adviser	Operating Expense Ratio (1)	Annualized Distribution Rate (2)	Eligible to be Repaid Through (3)
6/30/2014	$385	$—	1.28%	7.00%	Not Eligible to be Repaid
9/30/2014	$371	$—	1.23%	7.00%	Not Eligible to be Repaid
12/31/2014	$412	$—	1.70%	7.00%	Not Eligible to be Repaid
3/31/2015	$437	$—	1.78%	7.18%	Not Eligible to be Repaid
6/30/2015	$480	$—	1.69%	7.07%	Not Eligible to be Repaid
9/30/2015	$517	$—	2.11%	7.07%	Not Eligible to be Repaid
12/31/2015	$603	$—	2.27%	7.78%	Not Eligible to be Repaid

(1)
The “Operating Expense Ratio” is calculated on a quarterly basis as a percentage of average net assets and includes all expenses borne by us, except for base management and incentive fees and administrative expenses waived by the Advisers and organizational and offering expenses. For the quarter ended December 31, 2013, expenses have been reduced by $153,000, the amount of the Expense Support Payment received in 2013 from the Adviser. For the quarter ended September 30, 2014, expenses have been reduced by $328,000, which Expense Support Payment was received from the Adviser on October 30, 2014.

(2)
“Annualized Distribution Rate” equals $0.00191781 per share, per day. “Annualized Distribution Rate” does not include the special stock dividend paid to stockholders on September 14, 2012 and was based on our offering price per share as of the final day of the quarter.

(3)
The Advisers have agreed to permanently waive reimbursement by us of administrative expenses through June 30, 2016. The administrative expenses are waived on a quarterly basis and are not eligible for future reimbursement from us to the Advisers.

CERTAIN RELATIONSHIPS AND RELATED PARTY TRANSACTIONS

This supplement replaces in its entirety the section entitled “Certain Relationships and Related Party Transactions - Management and Incentive Fee Waiver" beginning on page 114 of the Prospectus with the following:

From time to time, our Advisers may waive certain fees accrued under the Investment Advisory Agreement and the Sub-Advisory Agreement, as applicable, and our Adviser may pay to us Expense Support Payments. We may reimburse such waived fees and Expense Support Payments within three years from the date of each respective fee waiver and from the date that each respective Expense Support Payment was determined. For more information on our fee waivers and expense reimbursements, see the section entitled “Investment Advisory and Administrative Services Agreement - Management and Incentive Fee Waiver” included elsewhere in this prospectus.